Expense Example	Prospectus #1 Macquarie Tax-Free California Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free California Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free California Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free California Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free California Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free California Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free California Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free California Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free California Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free New York Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free New York Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free New York Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	735	959	1,602	258	532	930	2,046	56	220	397	912	534	747	977	1,638	264	544	949	2,081	62	232	417	950	528	729	946	1,571	258	525	917	2,016	56	213	384	879	532	739	963	1,606	262	536	934	2,049	60	224	401	915	533	713	909	1,473	263	509	879	1,920	61	197	344	772